REVENUE - Contract balances (Details) ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)
REVENUE
Account receivable	¥ 19,271	$ 2,814	¥ 21,528
Contract liabilities	1,544,184	225,514	1,529,137
Non-current contract liabilities	1,772	259
Refund liabilities	¥ 70,711	$ 10,327	¥ 20,259